NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION : Schedule of other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other payables and accrued expenses [Abstract]
Provision for legal claims	$ 128	$ 128
Accrued expenses (in 2020 includes $8 to directors)	31	14
Other payables and accrued expenses	$ 159	$ 142